Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	Meten Holding Group Ltd.
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	Meten Holding Group Limited (the “Company”) is filing this amendment No. 1 (the “Form 6-K/A”) to the current report on Form 6-K, originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on October 29, 2021 (the “Form 6-K”), solely for the purposes of furnishing Interactive Data File (as defined in Rule 11 of Regulation S-T) in accordance with Rule 405 of Regulation S-T.Other than as expressly set forth above, this Form 6-K/A does not, and does not purport to, amend, update or restate the information in any other item of the Form 6-K, or reflect any events that have occurred after the Form 6-K was originally filed.
Entity Central Index Key	0001796514
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity File Number	001-39258